UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21885

ENCOMPASS FUNDS

(Exact name of registrant as specified in charter)

1700 California Street, Suite 335, San Francisco, CA            94109

                         (Address of principal executive offices)

    (Zip code)

Malcolm H. Gissen
Encompass Funds
1700 California Street, Suite 335
San Francisco, CA 94109

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 749-6565

Date of fiscal year end: May 31

Date of reporting period: February 28, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Encompass Fund
	Schedule of Investments
	February 28, 2007 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Automotive/Truck Rentals
2,000	Avis Budget Group, Inc. *	$ 53,180	4.46%

Bituminous Coal & Lignite Surface Mining
675	Peabody Energy Corp.	27,270	2.28%

Copper Mining & Processing
1,945	Arizona Star Resource Corp. *	22,640
18,500	Northern Orion Resources Inc. *	76,775
		99,415	8.33%

Crude Petroleum & Natural Gas
1,550	Double Eagle Petroleum Co. *	28,117
1,500	Talisman Energy Inc.	25,905
		54,022	4.53%

Drug Delivery Systems
15,000	Delcath Systems Inc. *	66,150
15,000	DepoMed Inc. *	52,050
		118,200	9.90%

Electronic Components
1,200	Tyco International Ltd.	36,996	3.10%

Generic Drugs
750	Teva Pharmaceutical Industries Ltd. **	26,670	2.23%

Home Building
1,000	DR Horton Inc.	25,370	2.13%

Industrial Equipment
2,500	Mueller Water Products, Inc. – Series B	37,100	3.11%

Industrial Metals & Minerals
10,000	Canadian Royalties Inc. *	16,923
110,000	Goldbrook Ventures *	25,470
		42,393	3.55%

Industrial Metals & Mining
800	Cameco Corp.	29,568	2.48%

Lodging Operations
1,500	Wyndham Worldwide Corp. *	52,800	4.42%

Media & Entertainment
1,125	Time Warner Inc.	22,893	1.92%

Oil & Gas Construction & Services
1,000	Global Industries Ltd. *	14,760	1.24%

Oil & Gas Royalty Trusts
2,400	Advantage Energy Income Fund	25,464
2,750	Canetic Resources Trust	35,117
		60,581	5.08%

Precious Metals Mining & Processing
16,000	Claude Resources Inc. *	27,681
25,500	Exeter Resource Corp. *	49,215
3,500	Fronteer Development Group Inc. *	42,875
16,000	Nevada Pacific Gold Ltd. *	15,863
2,700	Seabridge Gold Inc. *	43,254
		178,888	14.99%

Real Estate Investment Trusts
2,000	Ashford Hospitality Trust Inc.	24,800
1,600	Lexington Realty Trust	32,880
8,500	Monmouth Capital Corp.	46,580
2,300	Prime Group Realty – Pfd. B	43,470
		147,730	12.38%

Security Brokers, Dealers & Flotation Companies
1,500	TD Ameritrade Holding Corporation *	24,000	2.01%

Silver Mining & Processing
7,300	Endeavour Silver Corp. *	33,580
3,000	Silver Wheaton Corp. *	30,060
		63,640	5.33%

Wholesale-Petroleum & Petroleum Products
1,000	Aegean Marine Petroleum Network Inc	15,300	1.28%

Total for Common Stock (Cost - $1,098,924)		$ 1,130,776	94.75%

Cash Equivalents
72,633	Huntington Money Market Fund IV 4.47% ***	72,633	6.08%
	(Cost - $72,633)

	Total Investments	1,203,409	100.83%
	(Cost - $1,171,557)

	Liabilities in Excess of Other Assets	(9,928)	-0.83%

	Net Assets	$ 1,193,481	100.00%

* Non-Income Producing Securities.
** ADR - American Depository Receipt.
*** Variable Rate Security: The Coupon Rate shown represents the rate at February 28, 2007.

NOTES TO FINANCIAL STATEMENTS

ENCOMPASS FUND

(Unaudited)

1. SECURITY TRANSACTIONS

At February 28, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,171,557 amounted to $31,852, which consisted of aggregate gross unrealized appreciation of $95,348 and aggregate gross unrealized depreciation of $63,496.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ENCOMPASS FUNDS

By : /s/ Malcolm H. Gissen

       Malcolm H. Gissen

       President

Date:   4/20/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Malcolm H. Gissen

       Malcolm H. Gissen

       President

Date:   4/20/07

By : /s/ Malcolm H. Gissen

       Malcolm H. Gissen

       Chief Financial Officer

Date:   4/20/07